AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.4%
Information Technology – 14.5%
Communications Equipment – 0.9%
Cisco Systems, Inc.	170,739	$8,164,739
F5 Networks, Inc.(a)	14,850	2,152,062

		10,316,801

Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	38,448	4,264,268

IT Services – 3.4%
Automatic Data Processing, Inc.	37,174	5,445,619
Fidelity National Information Services, Inc.	37,038	5,141,986
Genpact Ltd.	86,183	3,098,279
PayPal Holdings, Inc.(a)	45,484	7,050,475
Visa, Inc. - Class A	90,787	17,725,254

		38,461,613

Semiconductors & Semiconductor Equipment – 2.5%
Intel Corp.	72,526	4,564,061
KLA Corp.	22,557	3,969,130
NVIDIA Corp.	15,257	5,416,540
NXP Semiconductors NV	35,763	3,436,824
Texas Instruments, Inc.	64,240	7,627,858
Xilinx, Inc.	42,332	3,892,427

		28,906,840

Software – 5.2%
Adobe, Inc.(a)	9,643	3,727,984
Citrix Systems, Inc.	21,493	3,183,543
Microsoft Corp.	228,646	41,899,379
Oracle Corp.	118,118	6,351,205
VMware, Inc. - Class A(a) (b)	23,617	3,690,629

		58,852,740

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.	75,931	24,141,502

		164,943,764

Health Care – 8.9%
Biotechnology – 1.1%
Regeneron Pharmaceuticals, Inc.(a)	7,714	4,727,216
Vertex Pharmaceuticals, Inc.(a)	26,381	7,596,673

		12,323,889

Health Care Equipment & Supplies – 1.5%
Align Technology, Inc.(a)	10,556	2,592,765
Edwards Lifesciences Corp.(a)	23,131	5,197,998
Medtronic PLC	92,949	9,162,912

		16,953,675

Health Care Providers & Services – 2.3%
Anthem, Inc.	30,121	8,858,888

Company	Shares	U.S. $ Value

UnitedHealth Group, Inc.	56,958	$17,363,646

		26,222,534

Pharmaceuticals – 4.0%
Johnson & Johnson	77,606	11,543,892
Merck & Co., Inc.	42,269	3,411,954
Novo Nordisk A/S (Sponsored ADR)	29,181	1,924,195
Pfizer, Inc.	257,653	9,839,768
Roche Holding AG (Sponsored ADR)	261,242	11,324,841
Zoetis, Inc.	56,131	7,824,100

		45,868,750

		101,368,848

Communication Services – 7.5%
Diversified Telecommunication Services – 1.9%
Comcast Corp. - Class A	301,721	11,948,152
Verizon Communications, Inc.	178,374	10,235,100

		22,183,252

Entertainment – 0.6%
Electronic Arts, Inc.(a)	53,962	6,630,850

Interactive Media & Services – 5.0%
Alphabet, Inc. - Class C(a)	22,656	32,373,611
Facebook, Inc. - Class A(a)	108,051	24,321,200

		56,694,811

		85,508,913

Consumer Discretionary – 6.0%
Auto Components – 0.4%
Magna International, Inc. - Class A (United States)	117,143	4,941,092

Internet & Direct Marketing Retail – 1.9%
Amazon.com, Inc.(a)	7,249	17,704,740
Booking Holdings, Inc.(a)	2,465	4,041,170

		21,745,910

Multiline Retail – 0.2%
Dollar General Corp.	10,939	2,094,928

Specialty Retail – 2.6%
AutoZone, Inc.(a)	7,601	8,724,884
Home Depot, Inc. (The)	51,226	12,728,636
TJX Cos., Inc. (The)	146,256	7,716,467

		29,169,987

Textiles, Apparel & Luxury Goods – 0.9%
Deckers Outdoor Corp.(a)	6,900	1,259,457
NIKE, Inc. - Class B	90,608	8,932,137

		10,191,594

		68,143,511

Company	Shares	U.S. $ Value

Financials – 4.9%
Banks – 2.5%
Bank of America Corp.	416,108	$10,036,525
Citigroup, Inc.	134,248	6,431,822
PNC Financial Services Group, Inc. (The)	53,152	6,061,454
Wells Fargo & Co.	231,124	6,117,852

		28,647,653

Capital Markets – 0.8%
Goldman Sachs Group, Inc. (The)	36,593	7,190,158
LPL Financial Holdings, Inc.	27,328	1,950,946

		9,141,104

Diversified Financial Services – 0.6%
Berkshire Hathaway, Inc. - Class B(a)	40,931	7,595,975

Insurance – 1.0%
Progressive Corp. (The)	108,965	8,464,401
Reinsurance Group of America, Inc. - Class A	29,121	2,642,731

		11,107,132

		56,491,864

Industrials – 3.0%
Aerospace & Defense – 1.0%
L3Harris Technologies, Inc.	31,425	6,267,716
Raytheon Technologies Corp.	76,546	4,938,748

		11,206,464

Building Products – 0.1%
Masco Corp.	37,460	1,747,509

Construction & Engineering – 0.4%
AECOM(a)	105,896	4,105,588

Electrical Equipment – 0.5%
Eaton Corp. PLC	65,871	5,592,448

Industrial Conglomerates – 0.6%
Honeywell International, Inc.	48,890	7,130,607

Road & Rail – 0.3%
Norfolk Southern Corp.	17,479	3,116,331

Trading Companies & Distributors – 0.1%
United Rentals, Inc.(a)	10,269	1,426,261

		34,325,208

Consumer Staples – 2.9%
Beverages – 0.8%
PepsiCo, Inc.	71,020	9,342,681

Food & Staples Retailing – 1.2%
Costco Wholesale Corp.	10,939	3,374,353
Walmart, Inc.	80,698	10,011,394

		13,385,747

Household Products – 0.9%
Procter & Gamble Co. (The)	89,506	10,375,536

		33,103,964

Company	Shares	U.S. $ Value

Real Estate – 2.1%
Equity Real Estate Investment Trusts (REITs) – 1.8%
American Campus Communities, Inc.	72,095	$2,328,668
Americold Realty Trust	87,405	3,121,233
CubeSmart	202,110	5,752,051
Mid-America Apartment Communities, Inc.	74,097	8,621,927
Prologis, Inc.	11,817	1,081,255

		20,905,134

Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)	68,273	3,002,647

		23,907,781

Utilities – 1.2%
Electric Utilities – 1.2%
American Electric Power Co., Inc.	100,484	8,566,261
NextEra Energy, Inc.	21,788	5,568,141

		14,134,402

Energy – 1.1%
Oil, Gas & Consumable Fuels – 1.1%
Chevron Corp.	53,612	4,916,220
EOG Resources, Inc.	85,941	4,380,413
Royal Dutch Shell PLC (Sponsored ADR)	112,161	3,414,181

		12,710,814

Materials – 0.3%
Chemicals – 0.3%
Westlake Chemical Corp.	65,812	3,139,232

Total Common Stocks (cost $480,152,314)		597,778,301

INVESTMENT COMPANIES – 47.5%
Funds and Investment Trusts – 42.7%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z	2,215,832	27,875,170
AB Trust - AB Discovery Value Fund - Class Z	1,779,133	26,544,664
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	7,588,059	70,720,713
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	21,275,235	225,943,001
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	3,205,211	31,090,545
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,301,351	30,998,182
Sanford C. Bernstein Fund, Inc. - International Portfolio - Class Z	8,738,198	127,665,067

Total Investment Companies (cost $633,580,297)		540,837,342

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.14%(c) (d) (e) (cost $1,717,617)	1,717,617	$1,717,617

Total Investments – 100.1% (cost $1,115,450,228)(f)		1,140,333,260
Other assets less liabilities – (0.1)%		(590,058)

Net Assets – 100.0%		$1,139,743,202

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of May 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $150,021,369 and gross unrealized depreciation of investments was $(125,138,337), resulting in net unrealized appreciation of $24,883,032.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Wealth Appreciation Strategy

May 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$597,778,301	$—	$—	$597,778,301
Investment Companies	540,837,342	—	—	540,837,342
Short-Term Investments	1,717,617	—	—	1,717,617

Total Investments in Securities	1,140,333,260	—	—	1,140,333,260
Other Financial Instruments(b)	—	—	—	—

Total	$1,140,333,260	$—	$—	$1,140,333,260

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2020 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 05/31/2020 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$30,478	$3,044	$7,761	$465	$1,649	$27,875	$1,854	$0
AB Trust -AB Discovery Value Fund Inc.	29,743	3,343	1,100	(90)	(5,351)	26,545	1,343	0
Bernstein Fund, Inc. - International Small Cap Portfolio	75,378	4,884	4,008	(581)	(4,952)	70,721	1,544	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	251,815	5,424	15,740	(1,205)	(14,351)	225,943	5,424	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	33,976	176	250	(12)	(2,799)	31,091	176	0
Government Money Market Portfolio	0	135,739	134,021	0	0	1,718	0	0
Government Money Market Portfolio*	2,191	10,149	12,340	0	0	0	0	0
Sanford C Bernstein Fund, Inc. - International Portfolio	142,222	2,756	9,759	(780)	(6,774)	127,665	2,756	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	33,868	674	1,500	(125)	(1,919)	30,998	674	0
Total	$599,671	$166,189	$186,479	$(2,328)	$(34,497)	$542,556	$13,771	$0

*	Investments of cash collateral for securities lending transactions.